Related party disclosures - Summary of Transactions Between Related Parties (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions
– revenue	£ 523	£ 494	£ 524
– purchases	(178)	(190)	(123)
– other income	560	441	393
– other expenses	6	1	6
Amounts receivable at 31 December	48	51	48
Amounts payable at 31 December	£ (4)	£ (4)	£ (3)